RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands							12 Months Ended
	Jan. 16, 2017	Jan. 13, 2016	Dec. 02, 2015	Jul. 02, 2015	Jul. 02, 2015	Jun. 17, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jan. 18, 2017	Jun. 16, 2016
Related party debt repayment								$ 1,100
Mark A. Smith [Member] | 10% One-Year Term Loan [Member]
Description of fees associated with providing collateral for the credit facility						Secured by the Company’s assets pursuant to a concurrently executed general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.
Related party loans						$ 1,500
Related party debt repayment		$ 500
Mark A. Smith [Member] | Non Revolving Line Of Credit [Member]
Related party debt draws					$ 500
Credit facility interest rate (in dollars per share)				10.00%	10.00%
Mark A. Smith [Member] | Credit Facility [Member]
Related party debt draws			$ 100
Non-Revolving Credit Facility Agreement [Member] | Mark A. Smith [Member] | Smith Loans [Member]
Description of fees associated with providing collateral for the credit facility				Secured by the Company’s assets pursuant to a general security agreement, and is subject to both a 2.5% establishment fee and 2.5% prepayment fee.
Related party loans				$ 2,000	$ 2,000						$ 1,000
Related party debt repayment		$ 1,100
Non-Revolving Credit Facility Agreement [Member] | Mark A. Smith [Member] | 10% Non-Revolving Credit Facility Due January 16, 2018 [Member]
Credit facility maximum borrowing capacity	$ 2,000
Establishment fee	2.50%
Description of collateral	Secured by all of the Company’s assets pursuant to a general security agreement between the Company and Mr. Smith dated June 17, 2015.
Credit facility drawdown										$ 175
General Security Agreement [Member] | Mark A. Smith [Member] | Smith Loans [Member] | Accounts Payable and Accrued Liabilities [Member]
Interest payable							$ 99